Accounts Receivable, Net (Details) - Schedule of analysis of the movements in the allowance for doubtful accounts	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
Schedule of analysis of the movements in the allowance for doubtful account [Abstract]
Balance at beginning of the year	¥ 13,615,875	$ 1,981,442	¥ 8,530,951
Additions	10,750,949	1,564,525	5,084,924
Balance at end of the year	¥ 24,366,824	$ 3,545,967	¥ 13,615,875